Leases (Tables)	6 Months Ended
Jun. 30, 2025
Leases [Abstract]
Future Minimum Operating Lease Payments
The Company’s future minimum operating lease payments required to be made after June 30, 2025, relating to the bareboat chartered-in vessels M/T Eco Bel Air and M/T Eco Beverly Hills are as follows:

Year ending December 31,	Bareboat charter lease payments
2025	3,170
Total	3,170
Less imputed interest	(212)
Total Lease Liability	2,958

Presented as follows:
Current portion of Operating lease liabilities	2,958

Future Minimum Time-Charter Receipts
Future minimum time-charter receipts of the Company’s vessels in operation as of June 30, 2025, based on commitments relating to non-cancellable time charter contracts, are as follows:

Year ending December 31,	Time Charter receipts
2025 (remaining)	41,808
2026	60,716
2027	36,816
2028	8,967
2029 and thereafter	72,202
Total	220,509